Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Cash Management Trust
Entity Central Index Key	0001300087
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000007337
Shareholder Report [Line Items]
Fund Name	Thrivent Cash Management Trust
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Cash Management Trust (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcmt.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Cash Management Trust earned a return of 4.46%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/15	10,000	10,000
10/16	10,031	10,437
10/17	10,111	10,531
10/18	10,283	10,315
10/19	10,519	11,502
10/20	10,606	12,214
10/21	10,609	12,155
10/22	10,717	10,249
10/23	11,247	10,286
10/24	11,855	11,370
10/25	12,385	12,071

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
FundFootnote Reference1	4.46%	3.15%	2.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 514,596,189
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 211,006
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$514,596,189	66	$211,006

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	36.2%
U.S. Treasury Debt	33.4%
Investment Company	20.0%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	5.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcmt.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.